Taxation - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Income Tax Provision [Abstract]
Current income tax expense	$ 1,663	$ 1,976
Deferred income tax benefit	(732)	(991)
Total income tax expense	$ 931	$ 985